ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock-based compensation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Dividend yield (as a percent)		0.00%	0.00%
Options
Stock-based compensation
Dividend yield (as a percent)	0.00%